OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Gross assets and liabilities [Member]
Financial assets
Loans and advances to customers	[1]	£ 499,347
Financial assets at fair value through other comprehensive income	[1]	25,092	£ 24,815
Gross assets and liabilities [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[1]	28,179	30,320
Gross assets and liabilities [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[1]	423,189	419,470
Gross assets and liabilities [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[1]	38,741	37,673
Gross assets and liabilities [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[1]	77,276	77,626
Gross assets and liabilities [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[1]	173,085	163,644
Gross assets and liabilities [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[1]	79,735	78,607
Gross assets and liabilities [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[1]	9,775	6,283
Gross assets and liabilities [Member] | Debt securities [member]
Financial assets
Debt securities	[1]	5,544	5,238
Gross assets and liabilities [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[1]		489,514
Gross assets and liabilities [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[1]	440,388
Gross assets and liabilities [Member] | Excluding Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[1]	148,920	130,172
Gross assets and liabilities [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[1]	8,220	5,822
Gross assets and liabilities [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[1]		447,020
Gross assets and liabilities [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[1]	58,959
Gross assets and liabilities [Member] | Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[1]	24,165	33,472
Gross assets and liabilities [Member] | Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[1]	1,555	461
Gross assets and liabilities [Member] | Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[1]		42,494
Gross assets and liabilities [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[1]	10,074	9,150
Gross assets and liabilities [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[1]	413,659	417,652
Gross assets and liabilities [Member] | Excluding Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[1]	10,438	8,952
Gross assets and liabilities [Member] | Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[1]	18,105	21,170
Gross assets and liabilities [Member] | Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[1]	9,530	1,818
Gross assets and liabilities [Member] | Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[1]	28,303	28,721
Offset [Member]
Financial assets
Loans and advances to customers	[2]	(4,359)
Financial assets at fair value through other comprehensive income	[2]
Offset [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[2]
Offset [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[2]	(1,869)	(1,404)
Offset [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[2]	(17,255)	(7,126)
Offset [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[2]	(51,497)	(56,253)
Offset [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]	(12,896)	(5,115)
Offset [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[2]	(53,366)	(55,012)
Offset [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[2]
Offset [Member] | Debt securities [member]
Financial assets
Debt securities	[2]
Offset [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[2]		(4,656)
Offset [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[2]
Offset [Member] | Excluding Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]
Offset [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[2]
Offset [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[2]		(2,645)
Offset [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[2]	(4,359)
Offset [Member] | Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]	(12,896)	(5,115)
Offset [Member] | Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[2]
Offset [Member] | Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[2]		(2,011)
Offset [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[2]
Offset [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[2]	(1,869)	(1,404)
Offset [Member] | Excluding Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[2]
Offset [Member] | Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[2]
Offset [Member] | Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[2]
Offset [Member] | Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[2]	(17,255)	(7,126)
Net amounts presented in the balance sheet [Member]
Financial assets
Loans and advances to customers		494,988
Financial assets at fair value through other comprehensive income		25,092	24,815
Net amounts presented in the balance sheet [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		28,179	30,320
Net amounts presented in the balance sheet [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		421,320	418,066
Net amounts presented in the balance sheet [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		21,486	30,547
Net amounts presented in the balance sheet [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments		25,779	21,373
Net amounts presented in the balance sheet [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		160,189	158,529
Net amounts presented in the balance sheet [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments		26,369	23,595
Net amounts presented in the balance sheet [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		9,775	6,283
Net amounts presented in the balance sheet [Member] | Debt securities [member]
Financial assets
Debt securities		5,544	5,238
Net amounts presented in the balance sheet [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers			484,858
Net amounts presented in the balance sheet [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers		440,388
Net amounts presented in the balance sheet [Member] | Excluding Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		148,920	130,172
Net amounts presented in the balance sheet [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		8,220	5,822
Net amounts presented in the balance sheet [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers			444,375
Net amounts presented in the balance sheet [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers		54,600
Net amounts presented in the balance sheet [Member] | Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		11,269	28,357
Net amounts presented in the balance sheet [Member] | Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		1,555	461
Net amounts presented in the balance sheet [Member] | Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers			40,483
Net amounts presented in the balance sheet [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		10,074	9,150
Net amounts presented in the balance sheet [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		411,790	416,248
Net amounts presented in the balance sheet [Member] | Excluding Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		10,438	8,952
Net amounts presented in the balance sheet [Member] | Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		18,105	21,170
Net amounts presented in the balance sheet [Member] | Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		9,530	1,818
Net amounts presented in the balance sheet [Member] | Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		11,048	21,595
Cash collateral received/pledged [Member]
Financial assets
Loans and advances to customers	[3]	(2,392)
Financial assets at fair value through other comprehensive income	[3]
Cash collateral received/pledged [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[3]	(8,016)	(5,291)
Cash collateral received/pledged [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[3]	(1,850)	(1,370)
Cash collateral received/pledged [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[3]
Cash collateral received/pledged [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[3]	(5,770)	(3,995)
Cash collateral received/pledged [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[3]	(366)	(622)
Cash collateral received/pledged [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[3]	(7,650)	(6,039)
Cash collateral received/pledged [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[3]	(3,377)	(2,676)
Cash collateral received/pledged [Member] | Debt securities [member]
Financial assets
Debt securities	[3]
Cash collateral received/pledged [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[3]		(1,319)
Cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[3]	(2,392)
Cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[3]
Cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[3]	(3,377)	(2,676)
Cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[3]		(1,319)
Cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[3]
Cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[3]	(366)	(622)
Cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[3]
Cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[3]
Cash collateral received/pledged [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[3]	(8,016)	(5,291)
Cash collateral received/pledged [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[3]	(1,850)	(1,370)
Cash collateral received/pledged [Member] | Excluding Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[3]
Cash collateral received/pledged [Member] | Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[3]
Cash collateral received/pledged [Member] | Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[3]
Cash collateral received/pledged [Member] | Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[3]
Non-cash collateral received/pledged [Member]
Financial assets
Loans and advances to customers	[3]	(56,723)
Financial assets at fair value through other comprehensive income	[3]	(5,859)	(5,361)
Non-cash collateral received/pledged [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[3]	(18,105)	(21,170)
Non-cash collateral received/pledged [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[3]	(11,653)	(5,059)
Non-cash collateral received/pledged [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[3]	(11,048)	(21,595)
Non-cash collateral received/pledged [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[3]	(16,364)	(17,313)
Non-cash collateral received/pledged [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[3]	(13,728)	(28,713)
Non-cash collateral received/pledged [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[3]	(13,892)	(15,642)
Non-cash collateral received/pledged [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[3]	(1,555)	(461)
Non-cash collateral received/pledged [Member] | Debt securities [member]
Financial assets
Debt securities	[3]	(211)
Non-cash collateral received/pledged [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[3]		(43,724)
Non-cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[3]	(2,123)
Non-cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[3]	(2,825)	(978)
Non-cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[3]
Non-cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[3]		(3,241)
Non-cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[3]	(54,600)
Non-cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[3]	(10,903)	(27,735)
Non-cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[3]	(1,555)	(461)
Non-cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[3]		(40,483)
Non-cash collateral received/pledged [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[3]
Non-cash collateral received/pledged [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[3]	(2,123)	(3,241)
Non-cash collateral received/pledged [Member] | Excluding Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[3]
Non-cash collateral received/pledged [Member] | Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[3]	(18,105)	(21,170)
Non-cash collateral received/pledged [Member] | Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[3]	(9,530)	(1,818)
Non-cash collateral received/pledged [Member] | Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[3]	(11,048)	(21,595)
Potential net amounts if offset of related amounts permitted [Member]
Financial assets
Loans and advances to customers		435,873
Financial assets at fair value through other comprehensive income		19,233	19,454
Potential net amounts if offset of related amounts permitted [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		2,058	3,859
Potential net amounts if offset of related amounts permitted [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		407,817	411,637
Potential net amounts if offset of related amounts permitted [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		10,438	8,952
Potential net amounts if offset of related amounts permitted [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments		3,645	65
Potential net amounts if offset of related amounts permitted [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		146,095	129,194
Potential net amounts if offset of related amounts permitted [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments		4,827	1,914
Potential net amounts if offset of related amounts permitted [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		4,843	3,146
Potential net amounts if offset of related amounts permitted [Member] | Debt securities [member]
Financial assets
Debt securities		5,333	5,238
Potential net amounts if offset of related amounts permitted [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers			439,815
Potential net amounts if offset of related amounts permitted [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers		435,873
Potential net amounts if offset of related amounts permitted [Member] | Excluding Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		146,095	129,194
Potential net amounts if offset of related amounts permitted [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		4,843	3,146
Potential net amounts if offset of related amounts permitted [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers			439,815
Potential net amounts if offset of related amounts permitted [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		2,058	3,859
Potential net amounts if offset of related amounts permitted [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		407,817	411,637
Potential net amounts if offset of related amounts permitted [Member] | Excluding Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		£ 10,438	£ 8,952

[1]	After impairment allowance.
[2]	The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.
[3]	The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.